Note 4(b) - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance, Net Book Value	$ 162,734
Depreciation	(6,390)	$ (5,744)	$ (3,467)
Depreciation	(6,390)	(5,744)	(3,467)
Balance, Net Book Value	220,048	162,734
Vessels [Member]
Balance, cost	164,694	130,185
Balance, Accumulated Depreciation	(9,759)	(4,015)
Balance, Net Book Value	154,935	126,170
— Acquisitions		34,509
Depreciation	(6,390)	(5,744)
Depreciation	(6,390)	(5,744)
— Transferred from advances for vessels acquisitions / under construction	32,090
Balance, cost	196,784	164,694	130,185
Balance, Accumulated Depreciation	(16,149)	(9,759)	(4,015)
Balance, Net Book Value	$ 180,635	$ 154,935	$ 126,170